Supplement dated September 30, 2016

to the Prospectus dated April 29, 2016 and

the Summary Prospectuses dated April 29, 2016 for:

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio

Global Atlantic Wilshire Dynamic Global Allocation Portfolio

(each a series of Forethought Variable Insurance Trust)

(each a “Portfolio”)

Class II Shares

_____________________________________________________________________________

Effectively immediately, the Portfolios no longer plan to engage in currency hedging strategies. Accordingly, the following statement in the second paragraph of each Portfolio’s Principal Investment Strategies section is hereby removed in its entirety:

The Portfolio may also engage in currency hedging strategies through the use of derivatives, including, but not limited to, currency forward contracts.

In addition, Currency Management Strategies Risk is hereby removed in its entirety.

_________________________________

This Supplement, the Summary Prospectuses dated April 29, 2016, the Prospectus dated April 29, 2016 and the Statement of Additional Information dated April 29, 2016, as amended May 6, 2016 and September 30, 2016, provide information that you should know before investing in the Portfolios and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

FVIT-1006_093016

_____________________________________________________________________________

Global Atlantic Portfolios

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio

Global Atlantic Wilshire Dynamic Global Allocation Portfolio

(each a series of Forethought Variable Insurance Trust)

(each a “Portfolio”)

Class II Shares

Supplement dated September 30, 2016 to the

Statement of Additional Information (“SAI”) dated April 29, 2016, as amended May 6, 2016

_____________________________________________________________________________

Effectively immediately, the Foreign Currency Transactions section is hereby removed in its entirety and the Foreign Securities section is replaced with the following:

Foreign Securities

General. The Portfolios may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Portfolios by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent an Underlying Fund or ETF’s currency exchange transactions do not fully protect the Underlying Fund or ETF against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Underlying Fund or ETF will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Underlying Fund or ETF’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which an Underlying Fund or ETF invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Underlying Fund or ETF’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

_______________________________

This Supplement, the Summary Prospectuses dated April 29, 2016, as amended September 30, 2016, the Prospectus dated April 29, 2016, as amended September 30, 2016, and the SAI dated April 29, 2016, as amended May 6, 2016, provide information that you should know before investing in the Portfolios and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

FVIT-1007_093016